Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom Income Portfolio	Apr. 29, 2023
VIP Investor Freedom Income Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	1.94%
Past 10 years	3.12%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXWFQ
Average Annual Return:
Past 1 year	(11.35%)
Past 5 years	1.80%
Past 10 years	2.94%